Insurance Contracts - Summary of Changes In Reinsurance Contract Assets And Reinsurance Contract Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Allocation of Reinsurance Premiums	₩ 859,974	$ 595,323	₩ 922,262	₩ 838,051
Effect of changes in exchange rate	(558,761)		3,806,908
Total reinsurance finance income and expenses	1,159,681			(2,117,504)
Reinsurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	3,672,016		3,985,653
Reinsurance service expenses	(4,316,509)		(4,245,506)
Reinsurance claims and expenses	3,659,995		3,403,228
Changes in fulfilment cash flows relating to incurred claims	109,215		(168,211)
Reinsurance service result	(63,123)		(534,691)
Reinsurance finance income and expenses	21,606		66,099
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	152,058		117,683
Other	3,786		37,272
Ending	3,786,343		3,672,016	3,985,653
Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	458,039		413,111
Allocation of Reinsurance Premiums	(198,328)		(218,453)
Reinsurance claims and expenses	177,722		192,368
Changes in fulfilment cash flows relating to incurred claims	2,608		(16,953)
Recovery from loss recovery component and reversals	7,327		21,764
Reinsurance service result	(25,325)		(21,274)
Reinsurance finance income and expenses	15,409		33,799
Effect of changes in exchange rate	3		(94)
Effect of changes in credit default risk of reinsurer	1,309		150
Total reinsurance finance income and expenses	16,721		33,855
Investment components	0		0
Reinsurance Premiums Paid	569,824		666,604
Amounts recovered from reinsurer	(594,498)		(634,257)
Total cashflow	(24,674)		32,347
Other	0		0
Ending	424,761		458,039	413,111
Reinsurance contracts held | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	377,315		335,494
Reinsurance service result	(123,195)		(15,460)
Reinsurance finance income and expenses	13,791		24,832
Effect of changes in exchange rate	11		(48)
Effect of changes in credit default risk of reinsurer	1,309		150
Total reinsurance finance income and expenses	15,111		24,934
Reinsurance Premiums Paid	569,824		666,604
Amounts recovered from reinsurer	(594,498)		(634,257)
Total cashflow	(24,674)		32,347
Other	0		0
Ending	244,557		377,315	335,494
Reinsurance contracts held | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	76,382		73,397
Reinsurance service result	(15,023)		(5,176)
Reinsurance finance income and expenses	(705)		8,152
Effect of changes in exchange rate	(1)		9
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	(706)		8,161
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	60,653		76,382	73,397
Reinsurance contracts held | Reinsurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	982,842		1,193,291
Reinsurance service expenses	(661,646)		(703,809)
Reinsurance claims and expenses	444,350		340,877
Changes in fulfilment cash flows relating to incurred claims	106,875		(99,594)
Recovery from loss recovery component and reversals	437		574
Reinsurance service result	(109,984)		(461,952)
Reinsurance finance income and expenses	50,387		(74,614)
Effect of changes in exchange rate	(5,556)		49,186
Effect of changes in credit default risk of reinsurer	169		24,027
Total reinsurance finance income and expenses	45,000		(1,401)
Investment components	0		0
Reinsurance Premiums Paid	673,892		678,583
Amounts recovered from reinsurer	(553,828)		(441,280)
Total cashflow	120,064		237,303
Other	(6,477)		15,601
Ending	1,031,445		982,842	1,193,291
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,947,669		1,933,331
Reinsurance service expenses	(4,316,509)		(4,245,506)
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance service result	(3,838,237)		(3,773,381)
Reinsurance finance income and expenses	(3,666)		13,011
Investment components	0		(15,439)
Amounts recovered from reinsurer	0		0
Total cashflow	3,915,735		3,777,217
Other	8,151		12,930
Ending	2,029,652		1,947,669	1,933,331
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	(12,815)		(52,816)
Allocation of Reinsurance Premiums	(198,328)		(218,453)
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	(198,328)		(218,453)
Reinsurance finance income and expenses	7,635		27,452
Effect of changes in exchange rate	6		(111)
Effect of changes in credit default risk of reinsurer	1,390		141
Total reinsurance finance income and expenses	9,031		27,482
Investment components	(510,250)		(435,632)
Reinsurance Premiums Paid	569,824		666,604
Amounts recovered from reinsurer	0		0
Total cashflow	569,824		666,604
Other	0		0
Ending	(142,538)		(12,815)	(52,816)
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts held | Reinsurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	89,448		112,534
Reinsurance service expenses	(661,646)		(703,809)
Reinsurance claims and expenses	2,446		2,816
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	(659,200)		(700,993)
Reinsurance finance income and expenses	3,479		425
Effect of changes in exchange rate	(2,609)		8,161
Effect of changes in credit default risk of reinsurer	(10)		18
Total reinsurance finance income and expenses	860		8,604
Investment components	(5,675)		(16,003)
Reinsurance Premiums Paid	673,892		678,583
Amounts recovered from reinsurer	0		0
Total cashflow	673,892		678,583
Other	(4,783)		6,723
Ending	94,542		89,448	112,534
Loss component | Reinsurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	5,780		2,107
Reinsurance service expenses	0		0
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance service result	5,904		3,673
Reinsurance finance income and expenses	0		0
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	11,684		5,780	2,107
Loss component | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	95,276		73,821
Allocation of Reinsurance Premiums	0		0
Reinsurance claims and expenses	(2,674)		(2,511)
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	7,327		21,764
Reinsurance service result	(10,001)		19,253
Reinsurance finance income and expenses	2,813		2,185
Effect of changes in exchange rate	(3)		17
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	2,810		2,202
Investment components	0		0
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	88,085		95,276	73,821
Loss component | Reinsurance contracts held | Reinsurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	954		380
Reinsurance service expenses	0		0
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Recovery from loss recovery component and reversals	437		574
Reinsurance service result	437		574
Reinsurance finance income and expenses	0		0
Effect of changes in exchange rate	0		0
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	0		0
Investment components	0		0
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	1,391		954	380
Liabilities for incurred claims | Reinsurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,628,256		1,953,780
Reinsurance service expenses	0		0
Reinsurance claims and expenses	3,630,127		3,370,974
Changes in fulfilment cash flows relating to incurred claims	161,237		(123,122)
Reinsurance service result	3,791,364		3,247,852
Reinsurance finance income and expenses	23,392		48,140
Investment components	0		15,439
Amounts recovered from reinsurer	0		0
Total cashflow	(3,763,677)		(3,659,534)
Other	(3,997)		22,579
Ending	1,675,338		1,628,256	1,953,780
Liabilities for incurred claims | Reinsurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	90,311		96,435
Reinsurance service expenses	0		0
Reinsurance claims and expenses	29,868		32,254
Changes in fulfilment cash flows relating to incurred claims	(52,022)		(45,089)
Reinsurance service result	(22,154)		(12,835)
Reinsurance finance income and expenses	1,880		4,948
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	(368)		1,763
Ending	69,669		90,311	96,435
Liabilities for incurred claims | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	375,578		392,106
Allocation of Reinsurance Premiums	0		0
Reinsurance claims and expenses	180,396		194,879
Changes in fulfilment cash flows relating to incurred claims	2,608		(16,953)
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	183,004		177,926
Reinsurance finance income and expenses	4,961		4,162
Effect of changes in exchange rate	0		0
Effect of changes in credit default risk of reinsurer	(81)		9
Total reinsurance finance income and expenses	4,880		4,171
Investment components	510,250		435,632
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	(594,498)		(634,257)
Total cashflow	(594,498)		(634,257)
Other	0		0
Ending	479,214		375,578	392,106
Liabilities for incurred claims | Reinsurance contracts held | Reinsurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	856,120		1,033,601
Reinsurance service expenses	0		0
Reinsurance claims and expenses	437,300		329,207
Changes in fulfilment cash flows relating to incurred claims	125,741		(76,406)
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	563,041		252,801
Reinsurance finance income and expenses	46,073		(78,147)
Effect of changes in exchange rate	(2,942)		41,005
Effect of changes in credit default risk of reinsurer	179		24,009
Total reinsurance finance income and expenses	43,310		(13,133)
Investment components	5,675		16,003
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	(553,828)		(441,280)
Total cashflow	(553,828)		(441,280)
Other	(1,495)		8,128
Ending	912,823		856,120	1,033,601
Liabilities for incurred claims | Reinsurance contracts held | Reinsurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	36,320		46,776
Reinsurance service expenses	0		0
Reinsurance claims and expenses	4,604		8,854
Changes in fulfilment cash flows relating to incurred claims	(18,866)		(23,188)
Recovery from loss recovery component and reversals	0		0
Reinsurance service result	(14,262)		(14,334)
Reinsurance finance income and expenses	835		3,108
Effect of changes in exchange rate	(5)		20
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	830		3,128
Investment components	0		0
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	(199)		750
Ending	₩ 22,689		₩ 36,320	₩ 46,776